Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 107.5%
Security	Shares	Value
Aerospace & Defense — 0.9%
Safran SA	65,588	$ 14,409,201
		$ 14,409,201
Air Freight & Logistics — 1.2%
GXO Logistics, Inc.(1)(2)	328,423	$ 18,385,119
		$ 18,385,119
Automobiles — 0.5%
Tesla, Inc.(1)	35,316	$ 8,195,784
		$ 8,195,784
Banks — 7.0%
Banco Santander SA	2,089,458	$ 10,079,853
Barclays PLC	6,212,440	18,577,095
HDFC Bank Ltd.	862,113	16,682,377
HSBC Holdings PLC	1,752,867	15,940,754
KBC Group NV	116,281	8,993,861
Societe Generale SA	560,310	14,532,739
Toronto-Dominion Bank	257,513	15,206,631
Truist Financial Corp.	252,855	11,300,090
		$ 111,313,400
Beverages — 1.1%
Diageo PLC	301,515	$ 9,381,629
Pernod Ricard SA	57,179	7,650,958
		$ 17,032,587
Biotechnology — 1.3%
CSL Ltd.	99,224	$ 20,138,808
		$ 20,138,808
Broadline Retail — 4.1%
Amazon.com, Inc.(1)(2)	346,922	$ 64,867,475
		$ 64,867,475
Capital Markets — 0.7%
Intercontinental Exchange, Inc.(2)	72,369	$ 10,968,246
		$ 10,968,246
Security	Shares	Value
Consumer Finance — 0.9%
Discover Financial Services	104,509	$ 15,048,251
		$ 15,048,251
Consumer Staples Distribution & Retail — 0.9%
Dollar Tree, Inc.(1)(2)	136,463	$ 14,238,549
		$ 14,238,549
Diversified Telecommunication Services — 0.6%
Zegona Communications PLC(1)	2,019,306	$ 9,037,050
		$ 9,037,050
Electric Utilities — 2.2%
Iberdrola SA	1,453,034	$ 19,191,954
NextEra Energy, Inc.(2)	203,732	15,563,088
		$ 34,755,042
Electrical Equipment — 2.2%
AMETEK, Inc.	119,645	$ 20,756,015
Schneider Electric SE	62,224	14,998,172
		$ 35,754,187
Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.	114,600	$ 24,995,406
Halma PLC	654,923	22,417,077
Keyence Corp.	38,680	16,913,221
		$ 64,325,704
Entertainment — 1.7%
Walt Disney Co.	284,456	$ 26,650,683
		$ 26,650,683
Financial Services — 2.0%
Fidelity National Information Services, Inc.(2)	128,670	$ 9,885,716
Visa, Inc., Class A	82,216	21,842,325
		$ 31,728,041
Food Products — 2.1%
Nestle SA	331,785	$ 33,607,363
		$ 33,607,363
Ground Transportation — 0.8%
Union Pacific Corp.	53,816	$ 13,278,022
		$ 13,278,022

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 4.8%
Alcon, Inc.	148,237	$ 14,035,751
Boston Scientific Corp.(1)(2)	272,685	20,145,968
Coloplast AS, Class B	119,645	15,553,910
Intuitive Surgical, Inc.(1)(2)	43,725	19,440,572
Straumann Holding AG	55,497	7,156,433
		$ 76,332,634
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	23,544	$ 13,565,111
		$ 13,565,111
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	784,658	$ 17,121,238
		$ 17,121,238
Hotels, Restaurants & Leisure — 4.6%
Amadeus IT Group SA	331,786	$ 21,851,699
Compass Group PLC	1,343,720	41,379,867
InterContinental Hotels Group PLC	106,191	10,698,278
		$ 73,929,844
Household Products — 1.0%
Reckitt Benckiser Group PLC	297,910	$ 16,025,666
		$ 16,025,666
Industrial Conglomerates — 1.7%
Siemens AG	151,597	$ 27,756,953
		$ 27,756,953
Insurance — 4.4%
AIA Group Ltd.	2,557,353	$ 17,105,765
Allstate Corp.(2)	72,316	12,374,714
Assurant, Inc.	67,251	11,760,182
AXA SA	388,966	13,656,519
RenaissanceRe Holdings Ltd.(2)	62,224	14,430,368
		$ 69,327,548
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(2)	441,100	$ 76,376,465
		$ 76,376,465
Life Sciences Tools & Services — 2.0%
Danaher Corp.	79,043	$ 21,901,234
Sartorius AG, PFC Shares	36,998	10,493,442
		$ 32,394,676
Security	Shares	Value
Machinery — 1.6%
Ingersoll Rand, Inc.	133,099	$ 13,363,140
Parker-Hannifin Corp.	20,181	11,324,770
		$ 24,687,910
Metals & Mining — 1.2%
Anglo American PLC	321,697	$ 9,752,669
Rio Tinto Ltd.	124,689	9,581,364
		$ 19,334,033
Multi-Utilities — 0.4%
CMS Energy Corp.	99,224	$ 6,429,715
		$ 6,429,715
Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips(2)	247,458	$ 27,517,330
EOG Resources, Inc.	195,324	24,767,083
		$ 52,284,413
Pharmaceuticals — 9.9%
AstraZeneca PLC	254,185	$ 40,382,568
Eli Lilly & Co.	31,954	25,699,644
Novo Nordisk AS, Class B	185,232	24,541,922
Sanofi SA	363,738	37,498,650
Zoetis, Inc.	160,006	28,807,480
		$ 156,930,264
Professional Services — 2.7%
Recruit Holdings Co. Ltd.	397,373	$ 22,786,676
RELX PLC	234,003	11,044,353
Verisk Analytics, Inc.	33,635	8,803,961
		$ 42,634,990
Residential REITs — 0.6%
Invitation Homes, Inc.	272,356	$ 9,605,996
		$ 9,605,996
Semiconductors & Semiconductor Equipment — 10.6%
ASML Holding NV	28,590	$ 26,622,188
Infineon Technologies AG	813,248	28,250,722
Micron Technology, Inc.	247,457	27,175,728
NVIDIA Corp.(2)	622,968	72,899,715
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	84,087	13,941,624
		$ 168,889,977

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 9.2%
Adobe, Inc.(1)(2)	48,771	$ 26,904,522
Intuit, Inc.	36,999	23,951,303
Microsoft Corp.(2)	228,958	95,784,579
		$ 146,640,404
Specialty Retail — 1.6%
TJX Cos., Inc.	218,868	$ 24,736,461
		$ 24,736,461
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	232,323	$ 51,594,292
		$ 51,594,292
Textiles, Apparel & Luxury Goods — 1.2%
Cie Financiere Richemont SA, Class A	57,180	$ 8,721,740
LVMH Moet Hennessy Louis Vuitton SE	15,135	10,675,657
		$ 19,397,397
Trading Companies & Distributors — 2.5%
Ashtead Group PLC	220,550	$ 15,916,520
IMCD NV	166,734	23,975,253
		$ 39,891,773
Total Common Stocks (identified cost $1,424,145,270)		$1,709,621,272

Corporate Bonds — 13.3%
Security	Principal Amount (000's omitted)	Value
Banks — 8.5%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(3)(4)(5)	$375	$ 378,927
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	3,800	3,584,420
9.375% to 3/19/29(4)(5)	2,200	2,377,590
Banco Davivienda SA, 6.65% to 4/22/31(3)(4)(5)	1,000	774,076
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	1,510	1,590,340
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	2,470	2,434,338
7.625% to 1/10/28(3)(4)(5)	1,160	1,160,935
8.375% to 10/14/30(3)(4)(5)	1,105	1,137,470
Banco Santander SA, 9.625% to 5/21/33(4)(5)	5,400	6,176,844
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	$2,338	$ 2,348,079
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	5,835	6,020,501
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25(4)(5)	350	344,901
Bank of Nova Scotia:
4.90% to 6/4/25(4)(5)	1,625	1,599,652
8.00% to 1/27/29, 1/27/84(5)	1,190	1,249,349
8.625% to 10/27/27, 10/27/82(5)	3,960	4,204,732
Barclays PLC:
6.125% to 12/15/25(4)(5)	3,796	3,752,181
8.00% to 3/15/29(4)(5)	3,629	3,736,230
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(3)(5)	1,000	1,056,576
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	1,210	1,016,462
7.75% to 8/16/29(3)(4)(5)	1,710	1,765,571
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	8,826	8,471,358
CoBank ACB, 7.25% to 7/1/29(4)(5)	1,760	1,800,973
Discover Bank, 5.974%, 8/9/28	1,250	1,254,298
Farm Credit Bank of Texas, 7.75% to 6/15/29(4)(5)	2,898	2,958,185
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	3,637	3,161,947
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	3,676	3,539,411
ING Groep NV, 6.50% to 4/16/25(4)(5)	4,708	4,696,043
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	7,203	6,857,930
NatWest Group PLC:
4.60% to 6/28/31(4)(5)	752	618,237
6.00% to 12/29/25(4)(5)	1,642	1,624,913
8.00% to 8/10/25(4)(5)	1,585	1,603,557
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	2,475	2,474,763
Regions Financial Corp., Series D, 5.75% to 6/15/25(4)(5)	2,250	2,232,359
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(5)	3,470	3,612,402
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	4,948	4,131,173
9.375% to 11/22/27(3)(4)(5)	662	680,644
10.00% to 11/14/28(3)(4)(5)	950	1,005,399
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	2,320	2,322,825
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	3,660	3,696,230
Swedbank AB, Series NC5, 5.625% to 9/17/24(4)(5)(6)	2,400	2,399,400
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	5,625	5,878,682
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	4,161	3,907,175

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	$2,750	$ 2,304,352
6.875% to 8/7/25(4)(5)(6)	1,471	1,468,242
9.25% to 11/13/33(3)(4)(5)	2,950	3,345,757
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	3,765	3,911,467
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	8,820	8,465,891
		$ 135,132,787
Capital Markets — 0.3%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$507	$ 506,149
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(4)(5)	1,775	1,758,665
Series I, 4.00% to 6/1/26(4)(5)	3,551	3,320,504
		$ 5,585,318
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, 3/10/55(5)	$1,010	$ 1,021,739
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	3,579	3,463,577
Ally Financial, Inc., 6.70%, 2/14/33	1,215	1,249,613
Alpha Holding SA de CV:
9.00%, 2/10/25(3)(7)	3,050	16,682
10.00%, 12/19/22(3)(7)	443	6,639
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	5,139	5,036,220
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	1,046	980,598
Series W, 7.50% to 2/10/29(4)(5)	2,425	2,542,962
Unifin Financiera SAB de CV:
7.375%, 2/12/26(3)(7)(8)	1,325	0
7.375%, 2/12/26(3)(7)(8)	1,325	0
		$ 14,318,030
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,941	$ 1,851,660
Edison International, Series B, 5.00% to 12/15/26(4)(5)	757	729,410
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	3,025	3,020,467
Sempra, 4.125% to 1/1/27, 4/1/52(5)	4,252	3,944,590
Southern Co., Series 21-A, 3.75% to 6/15/26, 9/15/51(5)	2,980	2,814,914
		$ 12,361,041
Security	Principal Amount (000's omitted)	Value
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$1,400	$ 1,287,908
		$ 1,287,908
Food Products — 0.3%
Land O' Lakes, Inc., 8.00%(3)(4)	$5,982	$ 5,316,502
		$ 5,316,502
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$2,886	$ 2,641,146
		$ 2,641,146
Insurance — 1.2%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$2,800	$ 2,657,395
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)	3,575	3,640,591
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(5)	1,090	1,108,899
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	6,337	5,933,157
QBE Insurance Group Ltd., 5.875% to 5/12/25(3)(4)(5)	6,060	6,019,192
		$ 19,359,234
Oil and Gas — 0.4%
BP Capital Markets PLC, 6.45% to 12/1/33(4)(5)	$3,390	$ 3,507,091
Petroleos Mexicanos, 6.50%, 3/13/27	2,750	2,646,520
		$ 6,153,611
Pipelines — 0.4%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$5,668	$ 5,958,508
		$ 5,958,508
Telecommunications — 0.2%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(5)	$3,750	$ 3,638,272
		$ 3,638,272
Total Corporate Bonds (identified cost $214,839,885)		$ 211,752,357

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.3%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., 7.375%	46,616	$ 1,191,505
Farm Credit Bank of Texas, 9.611%, (3 mo. SOFR + 4.01%)(3)(9)	4,562	463,043
		$ 1,654,548
Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,733,294
		$ 2,733,294
Electric Utilities — 0.5%
Brookfield BRP Holdings Canada, Inc.:
4.625%	130,175	$ 2,032,032
7.25%	79,518	1,995,902
SCE Trust III, Series H, 8.591%, (3 mo. SOFR + 3.25%)(9)	61,853	1,558,077
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	12,679	303,789
SCE Trust V, Series K, 5.45% to 3/15/26(5)	68,884	1,669,748
		$ 7,559,548
Insurance — 0.4%
American National Group, Inc., Series B, 6.625% to 9/1/25(5)	110,882	$ 2,755,418
Athene Holding Ltd., Series C, 6.375% to 6/30/25(5)	113,887	2,826,675
		$ 5,582,093
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	102,328	$ 2,087,491
		$ 2,087,491
Total Preferred Stocks (identified cost $21,382,564)		$ 19,616,974

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(10)	11,828,463	$ 11,828,463
Total Short-Term Investments (identified cost $11,828,463)		$ 11,828,463
Total Investments — 122.8%(11) (identified cost $1,672,196,182)		$1,952,819,066
Other Assets, Less Liabilities — (22.8)%		$ (362,820,410)
Net Assets — 100.0%		$1,589,998,656
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2024 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2024 was $344,753,705 and the total market value of the collateral received by State Street Bank and Trust Company was $343,596,482 comprised of cash.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $56,889,488 or 3.6% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $3,867,642 or 0.2% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	61.0%	$1,191,187,228
United Kingdom	11.5	225,297,922
France	3.6	69,524,323
Germany	3.6	69,158,512
Spain	3.2	63,262,360
Canada	2.9	57,058,276
Netherlands	2.8	55,293,484
Japan	2.2	43,396,127
Denmark	2.1	40,095,832
Switzerland	1.2	22,996,524
Hong Kong	0.9	17,105,765
India	0.9	16,682,377
Australia	0.8	15,979,483
Bermuda	0.7	14,430,368
Taiwan	0.7	13,941,624
South Africa	0.5	9,752,669
Belgium	0.5	8,993,861
Mexico	0.4	8,459,160
Italy	0.2	3,911,467
Sweden	0.1	2,399,400
Chile	0.1	1,590,340
Ireland	0.1	1,527,888
Colombia	0.0(1)	774,076
Total Investments	100.0%	$1,952,819,066
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,828,463, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,329,290	$403,267,762	$(425,768,589)	$ —	$ —	$11,828,463	$481,350	11,828,463
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 103,027,148	$ 9,037,050	$ —	$ 112,064,198
Consumer Discretionary	97,799,720	93,327,241	—	191,126,961
Consumer Staples	14,238,549	66,665,616	—	80,904,165
Energy	52,284,413	—	—	52,284,413
Financials	122,816,523	115,568,963	—	238,385,486
Health Care	129,560,009	169,801,484	—	299,361,493
Industrials	85,911,027	130,887,128	—	216,798,155
Information Technology	337,247,169	94,203,208	—	431,450,377
Materials	—	19,334,033	—	19,334,033
Real Estate	26,727,234	—	—	26,727,234
Utilities	21,992,803	19,191,954	—	41,184,757
Total Common Stocks	$ 991,604,595	$718,016,677**	$ —	$1,709,621,272
Corporate Bonds	$ —	$211,752,357	$0	$ 211,752,357
Preferred Stocks:
Communication Services	2,087,491	—	—	2,087,491
Financials	9,506,892	463,043	—	9,969,935
Utilities	7,559,548	—	—	7,559,548
Total Preferred Stocks	$ 19,153,931	$ 463,043	$ —	$ 19,616,974

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$ 11,828,463	$ —	$ —	$ 11,828,463
Total Investments	$1,022,586,989	$930,232,077	$0	$1,952,819,066
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.